As filed with the Securities and Exchange Commission on December 1, 2000 Registration No. 333-60461

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 8 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)
                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on February 1, 2000 pursuant to paragraph (a) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec II basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec II basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec II basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec II basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS


(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-000953, as filed on April 21, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-002099, as filed on October 2, 2000, and incorporated by reference herein; and Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-002408, as filed on November 30, 2000.)

     Supplement to prospectus dated May 1, 2000 for Pacific Select Exec II
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following:

                      ---------------------------------------------------------
An overview of         The 4th paragraph is replaced with:
Pacific Select Exec
II: Withdrawal and     Your policy's surrender charge will never exceed the
surrender charges      lesser of the surrender charge or the maximum surrender
is revised             charge. The maximum surrender charge is calculated on
                       each coverage segment at a rate that is based on the
The 6th paragraph      age and risk class of the person insured by the policy
of the example is      on the date each coverage segment is effective, and
replaced with:         each $1,000 of the coverage segment. It does not change
                       during the first 10 years for each coverage segment,
The most we will       and then is reduced to zero at the end of the 10th
assess on any          year.
surrendered policy
is $69.09 per          The following is added to the end of Withdrawal and
$1,000 of face         surrender charges:
amount.
                       Please refer to your policy and any supplement schedule of benefits for maximum surrender charges.

                      ---------------------------------------------------------
The death benefit:     Decreasing the face amount is replaced with:
Changing the face
amount is revised      Here are some additional things you should know about
                       decreasing the face amount:
Coverage segment
refers separately      .  The initial face amount and any additional coverage
to the initial face       segment are eligible for decrease
amount and any            .  on or after the fifth anniversary of its
increase in face             effective date; or
amount.                   .  if its effective date is before the date the
                             endorsement that limits your right to face amount decreases as stated above is added to your policy according to our administrative procedure.
                       .  We'll apply any decrease in the face amount to
                          eligible coverage segments in the following order:
                          .  to the most recent eligible increases you made to
                             the face amount
                          .  to the initial face amount
                       .  We do not charge you for a decrease in face amount.
                       .  We can refuse your request to decrease the face
                          amount if making the change means:
                          .  your policy will end because it no longer
                             qualifies as life insurance
                          .  the distributions we'll be required to make from
                             your policy's accumulated value will be greater than your policy's net cash surrender value
                          .  your policy will become a modified endowment
                             contract and you have not told us in writing that this is acceptable to you.

Supplement dated
FORM NO. 15-#####-00

                      ---------------------------------------------------------
Your policy's          The 4th paragraph of Cost of insurance is replaced
accumulated value:     with:
Monthly deductions
is revised             . Our current cost of insurance rates will apply
                         uniformly to all members of the same class. Any changes
Class is determined      in the cost of insurance rates will apply uniformly to
by a number of           all members of the same class. These rates generally
factors, including       increase as the person's age
the age, risk            increases, and they vary with the number of years the
classification,          policy has been in force. Our current rates are lower
smoking status and       than the guaranteed rates and they will not exceed
gender (unless           the guaranteed rates in the future.
unisex rates are
required) of the       The 2nd paragraph of M&E risk face amount charge under
person insured by      How we calculate the mortality and expense risk charge
the policy, and the    is replaced with:
policy date and
duration.              If you increase the face amount, each increase will have
                       a corresponding face amount charge related to the amount
                       of the increase. The charge is based on the age and risk
                       classification of the person insured by the policy at the
                       time of the increase. We'll specify these charges in a
                       supplemental schedule of benefits at the time of the
                       increase. We'll apply each charge for 10 years from the
                       day of the increase. If you decrease the face amount, the
                       charge will remain the same.
                      ---------------------------------------------------------
Withdrawals,           The 3rd bullet point is replaced with:
surrenders and
loans: Surrendering    . Your policy's surrender charge is based on the
your policy is           initial face amount of your policy and each
revised                  additional coverage segment and will never exceed the
                         lesser of the surrender charge or the maximum surrender charge. The maximum surrender charge is calculated on each coverage segment at a rate that is based on the age and risk class of the person insured by the policy on the date each coverage segment is effective, and each $1,000 of coverage segment.

                       The 6th bullet line is replaced with:

                       . If you increase your policy's face amount, each
                         increase has a surrender charge and maximum surrender charge, based on the amount of the increase and the age and risk classification of the person insured by the policy at the time of the increase, for 10 policy years.

                       The 3rd paragraph of How we calculate the surrender charge is replaced with:

                       The maximum surrender charge does not change during the first 10 policy years, and then is reduced to zero at the end of the 10th policy year. The maximum surrender charge on the initial face amount of your policy or on any additional coverage segment will never be more than $69.09 per $1,000 of each coverage segment.

                       Please refer to your policy and any supplemental
                       schedule of benefits for maximum surrender charges.
                      ---------------------------------------------------------
Appendix B is          Appendix B--Surrender Charge: Rates per $1,000 of
replaced               Initial Face Amount is replaced with the chart
                       appearing on page 3 of this supplement.
                      ---------------------------------------------------------
Appendix C is          Appendix C--Maximum Surrender Charge: Rates Per $1,000
replaced               Of Initial Face Amount is replaced with the chart
                       appearing on page 4 of this supplement.

                       Please refer to your policy and any supplemental schedule of benefits pages for maximum surrender charges.

     APPENDIX B - SURRENDER CHARGE: RATES PER $1,000 OF COVERAGE SEGMENT

             Death Benefit Option A or C               Death Benefit Option B
       --------------------------------------- ---------------------------------------
            Nonsmoker            Smoker             Nonsmoker            Smoker
Issue  ------------------- ------------------- ------------------- -------------------
 age   Male  Female Unisex Male  Female Unisex Male  Female Unisex Male  Female Unisex
-----  ----- ------ ------ ----- ------ ------ ----- ------ ------ ----- ------ ------
   5    5.24  4.48   5.09   5.24  4.48   5.09  13.68 12.69  13.38  13.68 12.69  13.38
  10    5.02  4.41   4.89   5.02  4.41   4.89  13.30 12.24  13.07  13.30 12.24  13.07
  15    4.86  4.18   4.73   4.86  4.18   4.73  13.07 12.01  12.77  13.07 12.01  12.77
  20    9.35  7.83   9.04  11.48  9.12  11.02  19.38 17.78  19.08  19.38 17.78  19.08
  25   11.32  9.58  10.97  14.14 11.17  13.53  21.20 19.30  20.75  21.20 19.30  20.82
  30   12.69 10.87  12.33  15.50 12.54  14.90  23.41 21.20  22.95  23.41 21.20  22.95
  35   14.36 12.31  13.95  17.10 14.06  16.49  26.30 23.56  25.76  26.30 23.56  25.76
  40   19.08 16.26  18.51  22.95 18.92  22.12  30.02 26.45  29.26  30.02 26.45  29.26
  45   25.99 22.04  25.20  31.84 26.07  30.70  34.73 30.02  33.74  34.73 30.10  33.74
  50   32.30 27.28  31.30  39.44 32.22  38.00  40.81 34.66  39.44  40.81 34.66  39.44
  55   38.15 32.15  36.95  45.90 37.39  44.23  48.88 40.58  46.97  48.88 40.58  46.97
  58   44.61 37.62  43.21  53.43 43.70  51.45  54.11 44.99  52.54  53.43 44.99  52.52
  59   46.97 39.60  45.49  53.35 45.98  53.59  54.02 46.59  53.96  53.35 46.66  53.96
  60   49.63 41.88  48.08  52.95 48.07  53.23  53.89 48.41  53.88  52.95 48.46  53.23
  61   52.52 44.16  50.84  52.54 49.94  52.84  53.62 50.31  53.76  52.54 50.39  52.84
  62   53.23 46.44  53.45  52.13 51.96  52.45  53.23 52.39  53.66  52.13 52.44  52.45
  63   52.88 48.79  53.13  51.95 53.41  52.11  52.88 53.96  53.13  51.95 53.41  52.11
  64   52.50 51.30  52.76  52.05 53.08  51.94  52.50 53.83  52.76  52.05 53.08  51.94
  65   52.23 52.97  52.51  52.04 52.85  52.04  52.23 52.97  52.51  52.04 52.85  52.04
  66   51.67 53.12  52.00  51.74 52.58  51.84  51.67 53.12  52.00  51.74 52.58  51.84
  70   51.29 51.15  51.63  51.31 52.33  51.43  51.29 51.15  51.63  51.31 52.33  51.43
  75   50.63 49.40  50.98  50.65 51.68  50.77  50.63 49.40  50.98  50.65 51.68  50.77
  80   49.91 46.06  50.19  49.90 50.62  49.80  49.91 46.06  50.19  49.90 50.62  49.80
  85   48.14 48.74  48.30  48.07 48.75  48.17  48.14 48.74  48.30  48.07 48.75  48.17
 ---   --------------------------------------  --------------------------------------

If the person insured by the policy is assigned a risk classification other than standard, a factor is applied to the surrender charge rate according to the nonstandard table rating assigned to that person insured. If the person insured is assigned a nonstandard rating reflected in the table of nonstandard table factors below, the rate above that applies to the person insured is multiplied by the nonstandard table factor that applies.

                           NONSTANDARD TABLE FACTORS

                                   Nonstandard Table Number
 Issue  -------------------------------------------------------------------------------
  age    1    2    3    4    5    6    7    8    9    10   11   12   13   14   15   16
 -----  ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
 0-45   1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.40 1.45 1.50 1.55 1.60 1.65 1.70 1.75 1.80
  50    1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.40 1.45 1.50 1.55 1.60 1.65 1.65 1.65 1.65
  55    1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35
  60    1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05
 65-85  1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00
 -----  -------------------------------------------------------------------------------

Representative figures shown. For issue ages not listed, please ask your registered representative.

  APPENDIX C - MAXIMUM SURRENDER CHARGE: RATES PER $1,000 OF COVERAGE SEGMENT


              Death Benefit Option A or C                   Death Benefit Option B
       ----------------------------------------- ---------------------------------------------
            Nonsmoker              Smoker              Nonsmoker                Smoker
Issue  -------------------- -------------------- ---------------------- ----------------------
 age    Male  Female Unisex  Male  Female Unisex  Male   Female Unisex   Male   Female Unisex
-----  ------ ------ ------ ------ ------ ------ ------- ------ ------- ------- ------ -------
  5     1.222  0.772  1.146  1.222  0.772  1.146   3.770  2.926   3.608   3.770  2.926   3.608
 10     1.258  0.784  1.182  1.258  0.784  1.182   3.830  2.998   3.656   3.830  2.998   3.656
 15     1.282  0.820  1.206  1.282  0.820  1.206   3.866  3.034   3.704   3.866  3.034   3.704
 20     3.284  2.444  3.132  4.408  3.120  4.170   6.690  5.622   6.478   6.960  5.992   6.808
 25     4.342  3.368  4.172  5.678  4.226  5.424   7.732  6.612   7.494   7.932  6.932   7.772
 30     5.246  4.164  5.056  6.802  5.210  6.528   8.954  7.662   8.676   9.054  7.902   8.856
 35     6.302  5.096  6.082  8.130  6.330  7.826  10.618  9.040  10.292  10.758  9.180  10.492
 40     8.918  7.302  8.632 11.306  8.902 10.898  13.140 10.984  12.680  13.240 10.924  12.850
 45    12.646 10.400 12.246 15.762 12.464 15.192  16.436 13.410  15.802  16.426 13.188  15.882
 50    16.190 13.352 15.696 19.972 15.812 19.260  20.546 16.538  19.692  20.666 16.158  19.832
 55    24.234 17.472 23.036 23.740 18.904 22.954  30.602 21.760  28.942  25.682 20.070  24.802
 58    28.874 20.608 27.390 27.542 21.978 26.664  34.390 24.844  33.166  27.542 23.224  28.566
 59    30.590 21.774 29.008 29.042 23.096 28.000  35.078 26.010  34.246  29.042 24.438  29.396
 60    32.400 22.974 30.700 30.648 24.308 29.558  35.672 27.172  35.118  30.658 25.710  29.558
 61    34.364 24.434 32.568 32.408 25.586 31.248  36.068 28.462  35.972  32.408 26.880  31.248
 62    36.444 25.994 34.552 34.308 26.840 33.062  36.884 29.070  36.984  34.308 28.136  33.062
 63    38.636 27.662 36.660 36.848 28.138 34.990  39.186 29.436  37.110  37.088 28.138  34.990
 64    40.906 29.436 38.826 40.090 29.484 37.492  41.576 30.102  39.396  40.980 29.484  37.732
 65    43.596 31.462 41.380 43.296 30.276 40.534  44.476 31.732  42.100  45.636 30.276  41.414
 66    46.782 34.026 44.430 46.818 32.634 43.998  48.262 34.316  45.750  49.678 32.634  46.328
 70    62.802 46.450 59.732 62.706 45.262 59.168  63.812 47.350  60.772  68.016 48.062  63.838
 75    90.004 68.782 85.914 89.860 67.642 85.302 100.284 75.132  95.344 105.310 76.792  99.092
 80    96.014 74.550 91.768 95.810 73.830 90.760 115.804 85.620 109.558 123.200 88.450 115.010
 85    46.436 35.340 44.328 46.112 35.136 43.740  54.496 40.770  51.668  58.012 41.626  54.040
---    ----------------------------------------- ---------------------------------------------

If the person insured by the policy is assigned a risk classification other than standard, a factor is applied to the maximum surrender charge rate according to the nonstandard table rating assigned to that person insured. If the person insured is assigned a nonstandard rating reflected in the table setting of nonstandard table factors at the bottom of Appendix B and Death Benefit Option A or C is selected, the rate above that applies to the person insured is used in the following formula with the applicable nonstandard table factor to determine the maximum surrender charge:

  (nonstandard table factor x (maximum surrender charge + $0.65) - $0.65

We apply a factor of 1.00 to the maximum surrender charge if a person insured assigned a risk classification other than standard selects Death Benefit Option B.

An example

For a policy:

 . that insured a male non-smoker who is age 45 when the policy is issued

 . with an initial face amount of $350,000

 . with a rating of 8

For the death benefit Option A and Option C, the surrender charge is:

 . $12,736.50 in the first policy year (($350,000 / $1,000) x (1.40 x $25.99))

 . $4,245.74 at the end of the seventh policy year ($12,736.50 - ($12,736.50 x
  .9259% x 72 months))

We will never deduct more than the maximum surrender charge, which is $6,289.50 ((1.40 x ($12.65 + $0.65) -$0.65 = $17.97 x ($350,000 / $1,000) = $6,289.50.

For death benefit Option B, the surrender charge is:

 . $17,017.70 in the first policy year (($350,000 / $1,000) x (1.40 x $34.73))

 . $5,672.88 at the end of the seventh policy year ($17,017.70 - ($17,017.70 x
  .9259% x 72 months))

We will never deduct more than the maximum surrender charge, which is $5,754.00 (1.00 x $16.44 = $16.44 x ($350,000 / $1,000) = $5,754.00).

Representative figures shown. For issue ages not listed, please ask your registered representative.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 111 pages.

Supplement dated October 2, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated __________________ to prospectus dated May 1, 2000 consisting of 4 pages

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940 The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche LLP, Independent Auditors

Dechert Price & Rhoads, Outside Counsel
The following exhibits:

1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-AR) /1/

       (c) Accounting Benefit Rider (form R98-AB) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-ART-VL) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) Surrender Charge Endorsement (E9852S) /3/

       (l) Endorsement (E9852T)

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund /5/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /6/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary /7/

    (b) Form of Illustration of Policy Benefits /7/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /5/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 31, 1998, File No. 333-60461, Accession Number 0001017062-98-001653.

/2/ Filed as part of Pre-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on November 19, 1998, File No. 333-60461, Accession Number 0001017062-98-002348.

/3/ Filed as part of Post-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on February 5, 1999, File No. 333-60461, Accession Number 0001017062-99-000149.

/4/ Filed as part of Post-Effective Amendment No. 2 to Registration Statement on
    Form S-6 filed via EDGAR on April 23, 1999, File No. 333-60461, Accession Number 0001017062-99-000706.

/5/ Filed as part of Post-Effective Amendment No. 3 to Registration Statement on
    Form S-6 filed via EDGAR on March 1, 2000, File No. 333-60461, Accession Number 0001017062-00-000590.

/6/ Filed as part of Post-Effective Amendment No. 4 to Registration Statement on
    Form S-6 filed via EDGAR on April 21, 2000, File No. 333-60461, Accession Number 0001017062-00-000953.

/7/ Filed as part of Post-Effective Amendment No. 7 to Registration Statement on
    Form S-6 filed via EDGAR on November 30, 2000, File No. 333-60461, Accession Number 0001017062-00-002408.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 1st day of December, 2000.


                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 1st day of December, 2000.

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2000
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2000
Lynn C. Miller

*BY: /s/ DAVID R. CARMICHAEL                                          December 1, 2000
     David R. Carmichael
     as attorney-in-fact



(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)